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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    UNITRIN, INC.
Address: One East Wacker Drive, 10th Floor

         Chicago, IL  60601

13F File Number:  28-02715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Roeske
Title:     Vice President
Phone:     312-661-4600

Signature, Place, and Date of Signing:

     /s/ Richard Roeske     Chicago, IL     May 1, 2001


Report Type (Check only one.):


[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     1511013


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


01   28-00121                      Trinity Universal Insurance Company
02   28-00117                      United Insurance Company of America

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
                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
A T & T CORP                   COM              001957109      524    24608 SH        DEFINED                24608        0        0
ALLEGHENY ENERGY INC           COM              017361106     2035    44000 SH        DEFINED                44000        0        0
ALLEGHENY ENERGY INC           COM              017361106     8234   178000 SH        DEFINED   01          178000        0        0
ALLEGHENY ENERGY INC           COM              017361106    10270   222000 SH        DEFINED   02          222000        0        0
AMERICAN ELECTRIC POWER CONV   COM              025537101      251     5334 SH        DEFINED                 5334        0        0
BAKER HUGHES INC.              COM              057224107   137898  3797800 SH        DEFINED   01         3797800        0        0
BARCLAYS BK PLC 8.00%          AM DEP NT RCPT   06738C836     4101   159000 SH        DEFINED   02          159000        0        0
CITIGROUP INC                  COM              172967101      519    11531 SH        DEFINED                11531        0        0
CITIGROUP INC                  COM              172967101      450     9994 SH        DEFINED   01            9994        0        0
CITIGROUP INC                  COM              172967101     2758    61315 SH        DEFINED   02           61315        0        0
CURTISS WRIGHT CORP            COM              231561101   211451  4382400 SH        SOLE                 4382400        0        0
DELPHI AUTOMOTIVE SYSTEMS      COM              247126105      198    13978 SH        DEFINED                13978        0        0
ENRON CORP                     COM              293561106    21055   362400 SH        DEFINED   02          362400        0        0
FORD MOTOR COMPANY             COM              345370860     1475    52445 SH        DEFINED                52445        0        0
FORD MOTOR COMPANY             COM              345370860     7841   278833 SH        DEFINED   02          278833        0        0
FORD MOTOR COMPANY             COM              345370860     1278    45452 SH        DEFINED   01           45452        0        0
GENERAL ELEC CO                COM              369604103     2009    48000 SH        DEFINED                48000        0        0
GENERAL MTRS CORP              COM              370442105     1037    20000 SH        DEFINED                20000        0        0
GOLDMAN SACHS                  COM              38141G104      426     5000 SH        SOLE                    5000        0        0

                                     Page 3
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
HARTFORD FINANCIAL SVC GRP     COM              416515104    28686   486200 SH        DEFINED   02          486200        0        0
ITT INDS INC IND               COM              450911102     9420   243100 SH        DEFINED   02          243100        0        0
LIBERTY ALL STAR EQUITY FD     SH BEN INT       530158104     1962   160183 SH        DEFINED               160183        0        0
LITTON INDS INC                COM              538021106   437878  5450988 SH        DEFINED   02         5450988        0        0
LITTON INDS INC                COM              538021106    26203   326197 SH        DEFINED               326197        0        0
LITTON INDS INC                COM              538021106   405882  5052686 SH        DEFINED   01         5052686        0        0
LITTON INDS INC                COM              538021106   146835  1827893 SH        SOLE                 1827893        0        0
LUCENT TECH INC                COM              549463107      212    21264 SH        DEFINED                21264        0        0
MISSISSIPPI VY BANCSHARES      COM              605720101     1263    36607 SH        DEFINED                36607        0        0
SOUTHERN CO                    COM              842587107      702    20000 SH        DEFINED                20000        0        0
UNOVA INC                      COM              91529B106     4471  1495327 SH        DEFINED              1495327        0        0
UNOVA INC                      COM              91529B106    16298  5450988 SH        DEFINED   02         5450988        0        0
UNOVA INC                      COM              91529B106    17077  5711449 SH        DEFINED   01         5711449        0        0
VISTEON CORP.                  COM              92839U107      314    20883 SH        DEFINED   02           20883        0        0

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